Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

ented in the following table.

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands)	Amount	Ratio	Amount		Ratio	Amount	Ratio
As of December 31, 2013
Leverage ratio	$70,852	8.08%	≥ $	35,084	4.00%	N/A	N/A
Tier I risk-based capital ratio	70,852	10.74		26,400	4.00	N/A	N/A
Total risk-based capital ratio	79,164	11.99		52,800	8.00	N/A	N/A
As of December 31, 2012
Leverage ratio	$89,841	11.14%	≥ $	32,251	4.00%	N/A	N/A
Tier I risk-based capital ratio	89,841	14.85		24,193	4.00	N/A	N/A
Total risk-based capital ratio	97,492	16.12		48,387	8.00	N/A	N/A

The Bank’s capital amounts and ratios for the last two years are presented in the following table:

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2013
Leverage ratio	$61,493	7.02%	≥ $	35,058	4.00%	≥ $	43,823	5.00%
Tier I risk-based capital ratio	61,493	9.33		26,373	4.00		39,560	6.00
Total risk-based capital ratio	78,296	11.88		52,747	8.00		65,933	10.00
As of December 31, 2012
Leverage ratio	$69,544	8.63%	≥ $	32,225	4.00%	≥ $	40,282	5.00%
Tier I risk-based capital ratio	69,544	11.51		24,170	4.00		36,254	6.00
Total risk-based capital ratio	85,687	14.18		48,339	8.00		60,424	10.00

Schedule of Future Basel Capital Requirements

	Current Treatment	Treatment in Final Rule
Leverage ratio	4.00%	4.00%
Common equity tier 1 capital (CET1) ratio	N/A	4.50%
Additional tier 1	N/A	1.50%
Tier 1 capital ratio	4.00%	6.00%
Tier 2	4.00%	2.00%
Total capital ratio	8.00%	8.00%
Capital conservation buffer	N/A	2.50%